Acquisitions (Details Narrative) (10-K) - USD ($)				1 Months Ended		9 Months Ended		12 Months Ended
	Sep. 28, 2016	Aug. 03, 2016	Jul. 18, 2016	Nov. 30, 2017	Oct. 31, 2016	Sep. 30, 2018	Sep. 30, 2017	Dec. 31, 2017	Dec. 31, 2016	Jun. 30, 2017	Jul. 05, 2016	May 12, 2016	Apr. 02, 2016	Nov. 04, 2015
Proceeds from sale of common stock						$ 420,000		$ 5,678,609	$ 1,218,907
Costs for professional fees				$ 67,826
Debt converted into shares					94,735
common stock conversion price per share					$ 1.055
Number of shares issued during period, value									$ 218,904
Everest Display, Inc [Member]
Accrued accounts payable						$ 5,064,625		$ 4,325,000
Everest Display, Inc [Member] | Share Purchase Agreement [Member]
Accrued accounts payable	$ 57,500,000
Amount owed to settle accounts payable	1,500,000
Everest Display, Inc [Member] | Share Purchase Agreement [Member] | Subsidiaries [Member]
Payments for acquisition	250,000
Everest Display, Inc [Member] | Share Purchase Agreement [Member] | Subsidiaries [Member] | After the Initial Payment [Member]
Payments for acquisition	$ 1,000,000
Class A Common Stock [Member]
Number of shares acquire during period
Number of shares issued during period, value									$ 5
Number of shares issued during period									51,879
Series B Preferred Stock [Member]
Number of shares acquire during period						1,000,000		1,000,000
Number of shares issued during period, value
Number of shares issued during period
Series C Preferred Stock [Member]
Number of shares acquire during period						270,000		270,000	270,000
Number of shares issued during period, value
Number of shares issued during period
Series C Preferred Stock [Member] | Everest Display, Inc [Member] | Share Purchase Agreement [Member]
Number of shares acquire during period			270,000
Preferred stock, liquidation preference per share			$ 20.00
Number of shares issued during period, value								$ 39,700,000
Number of shares issued during period								270,000
Ownership percentage								22.22%
Series C Preferred Stock [Member] | Class A Common Stock [Member]
Number of shares acquire during period				2,055,873
Number of shares converted				270,000
Series C Preferred Stock [Member] | Class A Common Stock [Member] | Everest Display, Inc [Member]
Number of shares converted								2,055,873
Preferred stock converted into fully diluted common stock, percent								22.22%
Class A Common Stock [Member] | Share Purchase Agreement [Member]
Accrued accounts payable										$ 1,500,000
Class A Common Stock [Member] | Everest Display, Inc [Member] | Share Purchase Agreement [Member]
Debt converted into shares	327,027							238,095
common stock conversion price per share	$ 6.30
Unsecured Convertible Promissory Note [Member] | Marlborough Note [Member]
Business acquisition, transaction costs								$ 2,000,000
Skyview Note [Member]
Senior secured note face amount		$ 4,010,508						$ 3,425,000			$ 3,660,508
Costs for professional fees		$ 350,000
Debt interest rate													6.00%
Non-negotiable Convertible Promissory Note [Member] | Everest Display, Inc [Member] | Share Purchase Agreement [Member]
Settlement of unpaid balance of the account payable	$ 2,000,000
Debt interest rate	4.00%
Mimio from Mim Holdings [Member]
Membership interests acquisition percentage													100.00%
Mim Holdings [Member]
Membership interests acquisition percentage														100.00%
Genesis [Member]
Membership interests acquisition percentage												100.00%
Genesis [Member] | Common Stock [Member]
Number of shares converted								370,040
Preferred stock converted into fully diluted common stock, percent								4.00%
Genesis [Member] | Series B Preferred Stock [Member]
Number of shares acquire during period								1,000,000
Genesis [Member] | Non-voting Convertible Series A Preferred Stock [Member]
Number of shares acquire during period								250,000
Genesis [Member] | Non-voting Convertible Series A Preferred Stock [Member] | Vert Capital [Member]
Number of shares acquire during period								250,000
Boxlight Group [Member]
Business acquisition, transaction costs			$ 761,622
Boxlight Group [Member] | Share Purchase Agreement [Member]
Membership interests acquisition percentage			100.00%
Hitachi Capital America Corp [Member] | Share Purchase Agreement [Member]
Payments for acquisition	$ 1,000,000
Boxlight Corporation [Member] | Everest Display, Inc [Member] | Share Purchase Agreement [Member]
Payments for acquisition	$ 5,750,000